Transactions With Related Parties - Balance Sheet (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Due from related parties	$ 1,162	$ 1,641
Due to related parties	2,018	1,063
Tsakos Energy Management Limited [Member]
Related Party Transaction [Line Items]
Due from related parties	99	0
Due to related parties	0	52
Tsakos Shipping and Trading S.A. [Member]
Related Party Transaction [Line Items]
Due from related parties	81	0
Due to related parties	0	89
Tsakos Columbia Shipmanagement S.A. [Member]
Related Party Transaction [Line Items]
Due from related parties	982	1,641
Argosy Insurance Company Limited [Member]
Related Party Transaction [Line Items]
Due to related parties	1,812	607
AirMania Travel S.A. [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 206	$ 315